Regulatory matters (Tables)	6 Months Ended
Jun. 30, 2024
Regulated Operations [Abstract]
Schedule of Regulatory Assets and Liabilities
Regulatory assets and liabilities consist of the following:

	June 30,	December 31,
	2024	2023
Regulatory assets
Securitized costs, net (a)	$296,918	$—
Rate adjustment mechanism	201,051	192,880
Deferred capitalized costs	147,536	124,517
Fuel and commodity cost adjustments	101,805	326,418
Income taxes	99,847	101,939
Wildfire mitigation and vegetation management (b)	130,564	64,146
Pension and post-employment benefits	62,736	68,822
Environmental remediation	60,365	66,779
Clean energy and other customer programs	31,676	37,214
Debt premium	15,880	18,995
Retired generating plant	14,509	183,732
Asset retirement obligation	13,916	26,620
Cost of removal	11,084	11,084
Rate review costs	9,014	8,815
Long-term maintenance contract	3,948	4,932
Other	109,612	90,790
Total regulatory assets	$1,310,461	$1,327,683
Less: current regulatory assets	(185,938)	(142,970)
Non-current regulatory assets	$1,124,523	$1,184,713

Regulatory liabilities
Income taxes	$273,064	$290,121
Cost of removal	188,840	185,786
Pension and post-employment benefits	111,556	104,636
Fuel and commodity cost adjustments	42,491	42,850
Clean energy and other customer programs	9,746	12,730
Rate adjustment mechanism	1,119	2,078
Other	24,348	96,095
Total regulatory liabilities	$651,164	$734,296
Less: current regulatory liabilities	(88,449)	(99,850)
Non-current regulatory liabilities	$562,715	$634,446